Payments, Details - 12 months ended Sep. 30, 2023 - USD ($) $ in Thousands	Amount		Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 2,078	[1]	Taxes	UNITED STATES		U.S. Federal Government [Member]	Compass Minerals International, Inc. (US) [Member]	Salt, SOP, Magnesium Chloride [Member]
#: 2
	0		Taxes	UNITED STATES	snj:US-LA	U.S. Federal Government [Member]	Cote Blanche Island [Member]	Rock Salt [Member]	Salt Segment [Member]	Underground Mining
#: 3
	0		Taxes	UNITED STATES	snj:US-KS	U.S. Federal Government [Member]	Lyons [Member]	Mechanically-Evaporated Salt [Member]	Salt Segment [Member]	Well
#: 4
	0		Taxes	UNITED STATES	snj:US-UT	U.S. Federal Government [Member]	Ogden - SOP [Member]	SOP [Member]	Plant Nutrition Segment [Member]	Well
#: 5
	0		Taxes	UNITED STATES	snj:US-UT	U.S. Federal Government [Member]	Ogden - Solar Salt [Member]	Solar Salt [Member]	Salt Segment [Member]	Well
#: 6
	0		Taxes	UNITED STATES	snj:US-UT	U.S. Federal Government [Member]	Ogden – Magnesium Chloride [Member]	Magnesium Chloride [Member]	Salt Segment [Member]	Well
#: 7
	8,091	[2]	Taxes	CANADA		Government of Canada [Member]		Mechanically-Evaporated Salt, Rock Salt [Member]	Salt Segment [Member]
#: 8
	271	[3]	Taxes	CANADA	snj:CA-QC	Government of Quebec [Member]		Mechanically-Evaporated Salt, Rock Salt [Member]	Salt Segment [Member]
#: 9
	202		Taxes	CANADA	snj:CA-ON	Town of Goderich [Member]	Goderich Mine [Member]	Rock Salt [Member]	Salt Segment [Member]	Underground Mining
#: 10
	59		Taxes	CANADA	snj:CA-ON	Town of Goderich [Member]	Goderich Plant [Member]	Mechanically-Evaporated Salt [Member]	Salt Segment [Member]	Well
#: 11
	101		Taxes	CANADA	snj:CA-SK	Rural Municipality of Round Valley No. 410 [Member]	Unity [Member]	Mechanically-Evaporated Salt [Member]	Salt Segment [Member]	Well
#: 12
	124		Royalties	CANADA	snj:CA-SK	Government of Saskatchewan [Member]	Unity [Member]	Mechanically-Evaporated Salt [Member]	Salt Segment [Member]	Well
#: 13
	3,831		Taxes	UNITED KINGDOM		Government of the United Kingdom [Member]	Winsford [Member]	Rock Salt [Member]	Salt Segment [Member]	Underground Mining
#: 14
	$ 398		Taxes	UNITED KINGDOM	snj:GB-CHW	Cheshire [Member]	Winsford [Member]	Rock Salt [Member]	Salt Segment [Member]	Underground Mining

[1]
The Company files a consolidated income tax return in the U.S. The U.S. Federal Government levies corporate income taxes at the consolidated group level rather than on a per-project basis. Accordingly, the Company has disclosed payments of taxes at the U.S. consolidated group level. The payments relate not to particular projects but to the consolidated U.S. income of the Company. The reported amount represents Federal income taxes of $7,084 thousand paid in fiscal year 2023 netted against income an income tax refund of $5,006 thousand received in fiscal 2023.

[2]
Includes $3,629 thousand of income taxes for Compass Minerals Canada Corp. and $4,462 thousand of withholding taxes paid to the Canada Revenue Agency on behalf of the Company for dividends paid to it by its Canadian subsidiaries. Compass Minerals Canada Corp. files a consolidated income tax return. The Government of Canada levies corporate income taxes at the entity level rather than on a per-project basis.

[3]	Compass Minerals Canada Corp. files a consolidated income tax return. The Government of Quebec levies corporate income taxes at the entity level rather than on a per-project basis.